U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.


1.  Name and address of issuer:

The Gabelli Money Market Funds
One Corporate Center
Rye, New York  10580-1434

2. Name of each series or class of funds for which this notice is filed:

The Gabelli U.S. Treasury Money Market Fund

3.  Investment Company Act File Number:

811-6687

      Securities Act File Number:

33-48220

4.  Last day of fiscal year for which this notice is filed:

September 30, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

Not applicable

6.  Date of termination of issuer's declaration under rule 24f-
2(a)(1), if applicable
(see Instruction A.6):

Not applicable


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

None

9. Number and aggregate sale price of securities sold during the fiscal year:

1,379,164,485 shares
$1,379,164,485

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

1,379,164,485 shares
$1,379,164,485

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see
Instruction B.7):

11,971,379 shares
$11,971,379
------------------------------------------------------------------
-------------------------------------------------
12.  Calculation of registration fee:
	( i)	Aggregate sale price of securities sold during the
fiscal
		year in reliance on rule 24f-2 (from Item 10):	 $
1,379,164,485

	(ii)	Aggregate price of shares issued in connection with
		dividend reinvestment plans (from Item 11, if
applicable):	+     $11,971,379

	(iii)	Aggregate price of shares redeemed or repurchased
during
		the fiscal year (if applicable):	- $1,393,134,459

	(iv)	Aggregate price of shares redeemed or repurchased and
		previously applied as a reduction to filing fees
pursuant to
		rule 24e-2 (if applicable):	+
0

	( v)	Net aggregate price of securities sold and issued
during
		the fiscal year in reliance on rule 24f-2 [line (i),
plus line
		(ii), less line (iii), plus line (iv)] (if
applicable):	$       [1,998,595]

	(vi)	Multiplier prescribed by Section 6(b) of the
Securities Act
		of 1933 or other applicable law or regulation
1
		(see Instruction C.6):	x                3300

	(vii)	Fee due [line (i) or line (v) multiplied by line
(vi)]:	 $                      0


Instructions:  Issuer should complete lines (ii), (iii), (iv) and
(v) only if the form is
being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
(17 CFR 202.3a).

Not Applicable

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

Note Applicable
------------------------------------------------------------------
-------------------------------------------------

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*


/s/ Bruce N. Alpert
Bruce N. Alpert
Vice President and Treasurer

Date:  November 27, 1996

*Please print the name and title of the signing officer below the signature


G:\SHARED\3RDPARTY\GABMMF\24F-2\96NOTICE.DOC


G:\SHARED\3RDPARTY\GABCAPAS\24F-2\FYE95\FORM.DOC